Shareholder Report, Average Annual Return (Details)	5 Months Ended	6 Months Ended	12 Months Ended	30 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000252269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		THOR Index Rotation ETF
C000236830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		THOR Equal Weight Low Volatility ETF
Without Sales Load [Member] | C000252269
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%
Without Sales Load [Member] | C000236830
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.89%)	5.14%	5.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	4.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		6.11%	18.41%	18.03%